Note 7 - Investment in Mile High Brands (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended
	Nov. 10, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Nov. 11, 2015
Loss on investment		$ (599,475)	$ (1,846,515)
Mile High Brands
Shares purchased	10,000,000		10,000,000
Stock price	$ 5.80				$ 5.80
Value of Original Investment	$ 2,900,000				$ 2,900,000
Business Acquisition, Percentage of Voting Interests Acquired	49.00%				49.00%
Investment at fair value		450,000	$ 1,049,475	$ 450,000
Loss on investment		$ 599,475	$ 1,846,515	$ 2,445,990
Mile High Brands | Common Stock
Shares Issued	500,000		500,000